Reconciliation of movement in net borrowings - Movement in net borrowings (Details) - GBP (£)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Net increase in cash and cash equivalents before exchange	£ 130,000,000	£ 692,000,000
Net increase in bonds and other borrowings	(1,503,000,000)	(1,974,000,000)
Net increase in net borrowings from cash flows	(1,373,000,000)	(1,282,000,000)
Exchange differences on net borrowings	209,000,000	(32,000,000)
Other non-cash items	(188,000,000)	53,000,000
Net borrowings at beginning of the period	(11,277,000,000)	(9,091,000,000)
Adoption of IFRS 16	(251,000,000)
Net borrowings at end of period	(12,880,000,000)	(10,352,000,000)
Cash outflow for derivatives designated in forward point hedges	5,000,000	£ 0
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Other non-cash items	£ (169,000,000)